Restructuring and Other Charges - Restructuring Charges By Plan (Details) - Global Realigment Plan $ in Millions	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	$ 100.8
North America Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	69.9
Latin America Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	20.0
Asia Pacific Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	4.4
EMEA Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	6.5
Severance
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	97.3
Severance | North America Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	67.9
Severance | Latin America Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	20.0
Severance | Asia Pacific Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	3.8
Severance | EMEA Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	5.6
Other
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	3.5
Other | North America Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	2.0
Other | Latin America Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	0.0
Other | Asia Pacific Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	0.6
Other | EMEA Segment
Restructuring Cost and Reserve [Line Items]
Costs incurred to date	$ 0.9